Restricted financial assets (Tables)	12 Months Ended
Dec. 31, 2024
Notes Disclosure Restricted Financial Assets Tables [Line Items]
Restricted financial assets

Restricted financial assets

USD m 31.12.24 31.12.23
Restricted
financial assets
of which: assets
pledged as
collateral that
may be sold or
repledged by
counterparties
Restricted
financial assets
of which: assets
pledged as
collateral that
may be sold or
repledged by
counterparties
Financial assets pledged as collateral
Cash and balances at central banks
1
876 1,041
Financial assets at fair value held for trading 71,050 38,532 83,689 51,263
Loans and advances to customers 70,342 127,362
Financial assets at fair value not held for trading 3,645 2,566 3,099 2,110
Debt securities classified as Other financial assets measured at amortized cost
8,703 7,891 7,561 6,299
Total financial assets pledged as collateral 154,616 222,752
Other restricted financial assets
Amounts due from banks 2,570 2,874
Financial assets at fair value held for trading 264 184
Cash collateral receivables on derivative instruments 8,006 9,539
Loans and advances to customers 175 275
Other financial assets measured at amortized cost
2
4,186 4,724
Financial assets at fair value not held for trading 20,645 18,229
Financial assets measured at fair value through other comprehensive income
1,863 1,846
Other 128 354
Total other restricted financial assets 37,837 38,025
Total financial assets pledged and other restricted financial assets
3
192,453 260,777
1 Assets pledged

to the depositor protection

system in Switzerland.

2 Predominantly includes cash

collateral provided to exchanges and

clearing houses to secure

securities trading activity through

those counterparties.

3 Does not include

assets placed with central

banks related to undrawn

credit lines and for

payment, clearing and settlement

purposes, as well

as undrawn contingency funding

facilities (31 December 2024:

USD
30.5 bn; 31 December 2023: USD 26.5 bn).

Transferred financial assets subject to continued recognition in full

Transferred financial assets subject to continued recognition in full

USD m 31.12.24 31.12.23
Carrying amount
of transferred
assets
Carrying amount of

associated liabilities

recognized

on balance sheet
Carrying amount
of transferred
assets
Carrying amount of

associated liabilities

recognized

on balance sheet
Financial assets at fair value held for trading that may be sold or repledged by counterparties
38,532 19,690 51,263 23,765
Financial assets at fair value not held for trading that may be sold or repledged by
counterparties 2,566 2,012 2,110 1,976
Debt securities classified as Other financial assets measured at amortized cost that may be
sold or repledged by counterparties 7,891 7,442 6,299 5,928
Total financial assets transferred 48,989 29,144 59,672 31,669

Off-balance sheet assets received

Off-balance sheet assets received
USD m 31.12.24 31.12.23
Fair value of assets received that can be sold or repledged
1
581,769 576,596
of which: sold or repledged

2
383,227 382,313
1 Includes securities received as initial margin from its clients that UBS is required to remit to central counterparties,

brokers and deposit banks through its exchange-traded derivative clearing and execution services.

2 Does not include off-balance sheet securities (31 December 2024: USD 21.4 bn; 31 December 2023: USD 29.1 bn) placed with central banks related to undrawn credit lines and for payment, clearing and settlement purposes for which there are no associated liabilities or contingent liabilities.